INFORMATION ABOUT COMPONENTS OF EQUITY - Reverse recapitalization (Details)	Mar. 14, 2019 USD ($)	Feb. 27, 2019 USD ($) shares	Mar. 02, 2018 $ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2017 shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Excess of fair value of equity instruments over the net monetary assets acquired | $	$ 20,900,000
Trust account proceeds incorporated to the Group | $		$ 1,083,840
Bioceres LLC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable | $	27,116,174
Public warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued				11,500,000
Warrants exercise price (USD per share) | $ / shares			$ 11.50
UAC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of units sold in IPO			11,500,000
Number of ordinary share in a unit sold in IPO			1
Number of exchange right ordinary share in a unit sold in IPO			1
Exchange ratio of exchange right ordinary share in a unit sold in IPO			0.10
Number of warrants in a unit sold in IPO			1
Number shares the warrants can be exercise to			1
Warrants exercise price (USD per share) | $ / shares			$ 11.50
Number of rights converted to ordinary shares		11,500,000
Number of shares issued for the 11,500,000 rights		1,150,000
Number ordinary share redeemed		11,376,836
Redemption payment | $		$ 117,005,196
Price per share on the day of the transaction | $		$ 5.35
UAC | Founder Shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued					2,875,000
Original founders of Union | Founder Shares | Bioceres LLC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of instruments or interests issued or issuable | $	862,500